Schedule of Notes Payable (Details) (Parenthetical) - USD ($)			9 Months Ended		12 Months Ended
		Jul. 09, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2018
Debt Instrument [Line Items]
Notes Payable			$ 6,183,971		$ 815,546	$ 287,378		$ 2,617,970
Debt Instrument, Decrease, Forgiveness			$ 8,000		$ 184,775
Common Stock, Par or Stated Value Per Share			$ 0.000001		$ 0.000001	$ 0.000001
Amortization of Debt Discount (Premium)			$ 1,643,408	$ 27,719	$ 30,316	$ 39,922
Debt Instrument, Unamortized Discount			$ 1,316,029
Common Stock [Member]
Debt Instrument [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Accelerated Vesting, Number		450,000
Term Loan Agreement [Member]
Debt Instrument [Line Items]
Common Stock, Par or Stated Value Per Share		$ 0.000001
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 2.10
Term Loan Agreement [Member] | EICF Agent LLC [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		10.00%
Debt Instrument, Face Amount		$ 15,000,000.0
Line of Credit Facility, Periodic Payment, Principal		7,500,000
Line of Credit Facility, Maximum Borrowing Capacity		$ 7,500,000
London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	[1]		10.00%
Debt Instrument, Maturity Date	[1]		Jul. 09, 2026
[custom:DebtInstrumentPrincipalPercentageMontly-0]	[1]		0.4166%
London Interbank Offered Rate (LIBOR) [Member] | Term Loan Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date		Jul. 09, 2026
Maximum [Member]
Debt Instrument [Line Items]
Debt Conversion, Converted Instrument, Shares Issued		1,500,000
Unsecured Note Payable To Individual Investors [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			8.00%		800.00%
Debt Instrument, Payment Terms			principal payments equal to 1/12 of original balance plus interest due quarterly;		principal payments equal to 1/12 of original balance plus interest due quarterly
Debt Instrument, Maturity Date, Description					due from dates ranging from
[custom:SharesIssuedDuringPeriodAsIncentiveForLoans]							24,050
Shares issued during period as incentive for loans value recorded as discount							$ 119,875
Amortization of Debt Discount (Premium)							$ 119,875
Interest Expense, Debt					$ 30,316	$ 39,922
Debt Instrument, Unamortized Discount					$ 193
Unsecured Note Payable To Individual Investors [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date			Aug. 09, 2020			Aug. 09, 2020
Unsecured Note Payable To Individual Investors [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date			Mar. 26, 2021			Mar. 26, 2021
Note payable to the Small Business Administration [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			3.75%		3.75%
Note Payable to Small Business Administration [Member]
Debt Instrument [Line Items]
Debt Instrument, Payment Terms			requires monthly payments of $731 after 24 months from funding		requires monthly payments of $731 after 12 months from funding
Debt Instrument, Maturity Date, Description			due 30 years from the date of issuance		due 30 years from the date of issuance.
Paycheck Protection Program [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			1.00%		1.00%
Debt Instrument, Payment Terms			The loan has terms of 24 months		The loan has terms of 24 months
Debt Instrument, Maturity Date, Description					184,775 of this loan has been forgiven as provided for in the CARES Act.
Notes Payable			$ 192,775
Debt Instrument, Decrease, Forgiveness			$ 184,775
Notes Payable to Finance Company [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			14.00%		14.00%
Debt Instrument, Payment Terms					monthly principal payments ranging from $10,000 to $40,000
Debt Instrument, Maturity Date			Dec. 15, 2021		Dec. 15, 2021
Debt Instrument, Maturity Date, Description					principal due on
Notes Payable to Finance Company [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment, Principal			$ 10,000
Notes Payable to Finance Company [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment, Principal			$ 40,000
Note Payable [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	[1]		Aug. 01, 2022

[1]	On July 9, 2021 (the “Closing Date”), the Company entered into a Term Loan, Guarantee and Security Agreement (the “Term Loan Agreement”) with EICF Agent LLC (“EICF”), as agent for the lenders, and Energy Impact Credit Fund I, LP, as lender (the “Lender”), providing for a secured term loan facility in an aggregate principal amount of up to $